Employee Benefits - Summary of Significant Actuarial Assumptions Used (Expressed as Weighted Average) (Details)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Accrued Benefit Obligation
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	2.40%	3.30%	4.00%
Future salary increases	1.20%	1.50%	1.50%
Employee Benefit Expense
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	3.30%	4.00%	3.50%
Rate of return on plan assets at January 1	3.30%	4.00%	3.50%
Future salary increases	1.20%	1.50%	1.20%